Basis of Presentation	3 Months Ended
Mar. 31, 2012
Accounting Policies [Abstract]
Basis of Presentation

NotE 1 – Basis of presentation

The unaudited pro forma consolidated balance sheet as at March 31, 2012 and the unaudited pro forma condensed statements of operations for the year end December 31, 2011 and the three month period ended March 31, 2012 are based on the unaudited balance sheets of Coronado Corp (the “Company) and Vampt Beverage USA, Corp (“Vampt”) as of March 31, 2012, the audited statements of operations for the year ended December 31, 2011 and the unaudited statements of operations for the three months ended March 31, 2012 combined with pro forma adjustments to give effect to the merger as if it occurred on March 31, 2012.

These unaudited pro forma financial statements are provided for illustrative purposes and do not purport to represent what the Company’s financial position would have been if such transactions has occurred on the above mentioned dates. These statements were prepared based on accounting principles generally accepted in the United States. The use of estimates is required and actual results could differ from the estimates used. The Company believes the assumptions used provide a reasonable basis for presenting the significant effects directly attributable to the acquisition.